CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income including noncontrolling interest	$ 1,222.2	$ 973.6	$ 701.3
Adjustments to reconcile net income including noncontrolling interest to cash provided by operating activities:
Depreciation	558.1	514.2	468.2
Amortization	313.9	302.0	246.3
Deferred income taxes	(121.5)	(130.5)	(3.2)
Share-based compensation expense	71.1	69.6	65.8
Excess tax benefits from share-based payment arrangements	(55.9)	(36.6)	(50.1)
Pension and postretirement plan contributions	(76.7)	(80.0)	(254.9)
Pension and postretirement plan expense	83.9	142.4	114.6
Restructuring, net of cash paid	0.3	(39.8)	66.6
Venezuela currency devaluation		23.2
(Gain) loss on sale of business	(4.8)	1.9	(89.3)
Other, net	7.8	16.4	5.6
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(175.4)	(147.4)	(189.7)
Inventories	(210.8)	(30.5)	(2.0)
Other assets	(106.3)	(68.7)	18.6
Accounts payable	174.7	50.6	79.0
Other liabilities	135.0	(0.6)	26.2
Cash provided by operating activities	1,815.6	1,559.8	1,203.0
INVESTING ACTIVITIES
Capital expenditures	(748.7)	(625.1)	(574.5)
Capitalized software expenditures	(45.2)	(37.2)	(33.0)
Property and other assets sold	10.9	18.1	15.9
Businesses acquired and investments in affiliates, net of cash acquired	(82.6)	(1,437.7)	(43.0)
Divestiture of businesses	10.4	(8.3)	130.7
Deposit into acquisition related escrow	(9.4)	(10.5)	(1.3)
Release from acquisition related escrow	8.7	13.0	17.3
Other, net	7.6
Cash used for investing activities	(848.3)	(2,087.7)	(487.9)
FINANCING ACTIVITIES
Net issuances (repayments) of commercial paper and notes payable	599.6	(278.3)	(387.3)
Long-term debt borrowings		900.1	1,001.2
Long-term debt repayments	(907.8)	(511.2)	(1,694.9)
Reacquired shares	(428.6)	(307.6)	(209.9)
Dividends paid	(344.4)	(218.1)	(306.8)
Exercise of employee stock options	65.4	97.0	163.7
Excess tax benefits from share-based payment arrangements	55.9	36.6	50.1
Acquisition related contingent consideration	(98.7)	(11.3)
Acquisition of noncontrolling interest	(8.4)
Other, net	(4.0)	0.2	(9.7)
Cash used for financing activities	(1,071.0)	(292.6)	(1,393.6)
Effect of exchange rate changes on cash and cash equivalents	(25.9)	1.9	(7.3)
Decrease in cash and cash equivalents	(129.6)	(818.6)	(685.8)
Cash and cash equivalents, beginning of year	339.2	1,157.8	1,843.6
Cash and cash equivalents, end of year	209.6	339.2	1,157.8
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid	522.0	434.2	222.6
Interest paid	$ 255.5	$ 258.9	$ 279.0